Schedule of Components of Deferred Tax Assets (Details) - USD ($)	Nov. 30, 2023	Nov. 30, 2022
Deferred Tax Assets
Net operating loss carryforwards	$ 444,000	$ 26,000
Temporary differences
Permanent differences	(1,000)
Valuation allowance	(443,000)	(26,000)
Net deferred tax assets